Partners' Capital and Partnership Distributions (Details)	3 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended
	Mar. 31, 2013 item	Dec. 31, 2012	Jan. 23, 2013 CVR Refining Holdings	Mar. 31, 2013 CVR Refining Holdings
Partners' Capital and Partnership Distributions
Number of types of partnership interests outstanding	2
Partners' Capital and Partnership Distributions
Common units issued (in shares)	147,600,000			120,000,000
Common units outstanding (in shares)	147,600,000			120,000,000
Percentage of outstanding units owned by CVR Refining Holdings			81.00%	81.00%
Maximum period after the end of each quarter of cash distribution to common unitholders	60 days	60 days